Investment Properties - Deferred Costs, Net of Depreciation and Amortization (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Investment Properties
Capitalized tenant improvements, net	$ 176,298	$ 175,580	$ 136,090
Capitalized leasing commissions, net	$ 298,366	$ 322,861	$ 42,288